REVENUE	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUE	REVENUE
Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.
For the year ended December 31, 2023, our top ten customers accounted for 48% of our revenue and our largest customer accounted for 16% of our revenue. For the year ended December 31, 2022, our top ten customers accounted for 50% of our revenue and no revenues were generated above 10% from a single customer. For the year ended December 31, 2021, our top ten customers accounted for 52% of our revenue and our two largest customers accounted for 13% and 10% of our revenue.
The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	Year ended December 31,
	2023	2022	2021
North America	60,755	35,923	7,484
U.K. and Ireland	31,347	28,151	21,391
Other Europe	10,994	8,909	10,800
Rest of the world	5,556	3,524	2,648
Total revenues	108,652	76,507	42,323
The Group presents disaggregated revenue by monetization type as follows:

	Year ended December 31,
	2023	2022	2021
Performance marketing	87,824	61,102	37,803
Subscription and content syndication	7,652	6,438	—
Advertising and other	13,176	8,967	4,520
Total revenues	108,652	76,507	42,323
Presentation of revenue by monetization type for the comparative period was adjusted to consistently reflect changes in revenue’s classification in the current period. It resulted in a reclassification between performance marketing and advertising and other revenues of $881 for the year ended December 31, 2022.

During the year ended December 31, 2023, performance marketing revenue was generated by the following categories: cost per acquisition 58%, revenue share 13% and hybrid 29%, compared to 59%, 14% and 27%, respectively, during the year ended December 31, 2022 and 49%, 10% and 41% during the year ended December 31, 2021.

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Year ended December 31,
	2023	2022	2021
Casino	66,869	50,923	35,632
Sports	40,634	25,086	6,188
Other	1,149	498	503
Total revenues	108,652	76,507	42,323
Contract balances
The following table provides contract assets and contract liabilities from contracts with customers:

	As at December 31,
	2023	2022
Contract assets	116	575
Contract liabilities	(2,207)	(1,692)
The contract assets primary relate to the Group’s rights to consideration for services provided but not yet billed at the reporting date. The contract assets mainly relate to performance marketing revenue and subscription and content syndication revenue. The contract assets are transferred to receivables when the rights become unconditional and an invoice is issued.
The contract liabilities arose after the acquisition of Roto Sports (Note 5), and primary relate to the advances received from customers for subscriptions purchased to RotoWire.com website, for which revenue is recognised over the time. It is expected that deferred income will be recognised as revenue over the next year.
Below is the carrying amount of the Group’s contract liability and the movements during the year ended December 31, 2023 and 2022:

	2023	2022
As at January 1	1,692	—
Business combination (Note 5)	—	1,120
Amounts included in contract liabilities that was recognised as revenue during the period	(4,066)	(3,537)
Cash received in advance of performance and not recognized as revenue during the period	4,581	4,109
As at December 31	2,207	1,692